ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2022
ACQUISITIONS AND DISPOSALS
Schedule of breakdown of assets and liabilities

	RMB	US$
Current assets	4,909	752
Other non-current assets	257,368	39,443
Current liabilities	(26,024)	(3,988)
Non-current liabilities	(539)	(83)
Net assets disposed	235,714	36,124

Schedule of gain on disposal of assets

	RMB	US$
Cash proceeds	247,803	37,977
Settlement of amount due from CHS	(602)	(92)
Commission fee	(44,039)	(6,749)
Fair value of retained noncontrolling investment	22,925	3,513
Disposition of net assets	(235,714)	(36,124)
Foreign currency translation	(5,267)	(808)
Loss on disposal of CHS	(14,894)	(2,283)

Guofu Huimei and its subsidiaries
ACQUISITIONS AND DISPOSALS
Schedule of gain on disposal of assets

	RMB	US$
Cash proceeds	190,000	27,547
Disposition of net assets	(189,402)	(27,460)
Goodwill	(6,450)	(935)
Accumulated other comprehensive loss	(55,694)	(8,075)
Loss on disposal of Guofu Huimei and its subsidiaries	(61,546)	(8,923)

Schedule of fair values of the assets acquired and liabilities assumed

	RMB	US$
Current assets	199,727	28,957
Current liabilities	(10,325)	(1,497)
Net assets disposed	189,402	27,460

Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ACQUISITIONS AND DISPOSALS
Schedule of fair values of the assets acquired and liabilities assumed

RMB
Current assets	424
Property, plant and equipment, net	3,281
Intangible assets	5,053
Goodwill	3,213
Long-term deferred and other non-current	1,202
Current liabilities	(445)
Deferred tax liabilities	(1,250)
Total	11,478

Schedule of reconciliation of total purchase consideration

RMB
Cash consideration in agreement	8,400
Non-controlling interest	3,078
Total	11,478

HealthingKon
ACQUISITIONS AND DISPOSALS
Schedule of fair values of the assets acquired and liabilities assumed

RMB
Current assets	16,567
Property, plant and equipment, net	1,421
Intangible assets	133,183
Goodwill	368,221
Current liabilities	(44,564)
Deferred tax liabilities	(19,829)
Non-controlling interest	(335,161)
Total	119,838

Schedule of reconciliation of total purchase consideration

RMB
Cash consideration	21,500
Fair value of the share consideration	98,338
Total	119,838